UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Todd Walklett
           -----------------------------------------------------
Address:   225 South Lake Ave.
           Suite 545
           Pasadena, CA 91101
           626-792-1223
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Todd Walklett
        -------------------------
Title:  Senior Partner
        -------------------------
Phone:  626-792-1223
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Walklett                    Pasadena, CA                     5/03/2007
-----------------                    ------------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          102
                                         -----------
Form 13F Information Table Value Total:     $164,352
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -------
3M COMPANY                     COM              88579Y101      268    3175          Sole               3175      0       0
ABBOTT LABORATORIES            COM              002824100     1536   26850          Sole              26850      0       0
ACE                            COM              G0070K103      503    8305          Sole               8305      0       0
ADOBE SYSTEMS                  COM              00724F101      286    6900          Sole               6900      0       0
AIR PRODUCTS & CHEM            COM              009158106     1781   23210          Sole              23210      0       0
ALLEGHANY                      COM              017175100      836    2350          Sole               2350      0       0
ALLSTATE                       COM              020002101      400    6358          Sole               6358      0       0
ALTRIA GROUP                   COM              02209S103      457    6610          Sole               6610      0       0
AMBAC FIN'L GRP                COM              023139108     1324   14200          Sole              14200      0       0
AMER INT'L GROUP               COM              026874107     1480   21020          Sole              21020      0       0
AMETEK                         COM              031100100      299    8100          Sole               8100      0       0
AMGEN                          COM              031162100     1745   26824          Sole              26824      0       0
ANADARKO PETROLEUM             COM              032511107     1423   31270          Sole              31270      0       0
APPLIED MATERIALS              COM              038222105     1321   67870          Sole              67870      0       0
AUTOMATIC DATA PROC            COM              053015103      334    7200          Sole               7200      0       0
AVERY DENNISON                 COM              053611109      954   15275          Sole              15275      0       0
BANK OF AMERICA                COM              060505104      713   13986          Sole              13986      0       0
BAXTER INT'L                   COM              071813109      299    5220          Sole               5220      0       0
BEACON POWER                   COM              073677106       30   33815          Sole              33815      0       0
BHP BILLITON ADR               COM              088606108     1602   32265          Sole              32265      0       0
BIOGEN IDEC                    COM              09062X103      672   13992          Sole              13992      0       0
BP ADR                         COM              055622104     1710   25165          Sole              25165      0       0
BROADCOM                       COM              111320107     1246   38055          Sole              38055      0       0
BURLINGTON NRTHN SFE           COM              12189T104      678    7710          Sole               7710      0       0
CAPITAL ONE FIN'L              COM              14040H105      663    8945          Sole               8945      0       0
CATERPILLAR                    COM              149123101     1300   17715          Sole              17715      0       0
CHEVRON                        COM              166764100     2390   30396          Sole              30396      0       0
CISCO SYSTEMS                  COM              17275R102     1727   62399          Sole              62399      0       0
CITIGROUP                      COM              172967101     1965   36186          Sole              36186      0       0
CITY NAT'L                     COM              178566105      646    8737          Sole               8737      0       0
CLOROX                         COM              189054109      356    5200          Sole               5200      0       0
COLGATE-PALMOLIVE              COM              194162103     1530   22497          Sole              22497      0       0
CONOCOPHILLIPS                 COM              20825C104      413    5952          Sole               5952      0       0
CORNING                        COM              219350105     1207   50680          Sole              50680      0       0
COUNTRYWIDE FIN'L              COM              222372104     1412   37900          Sole                  0      0   37900
CVS/CAREMARK                   COM              126650100      991   27290          Sole              27290      0       0
DANAHER                        COM              235851102     1702   23371          Sole              23371      0       0
DEAN FOODS                     COM              242370104      227    6155          Sole               6155      0       0
DELPHI FIN'L GRP               COM              247131105      543   12428          Sole              12428      0       0
DENTSPLY INT'L                 COM              249030107     1317   35550          Sole              35550      0       0
DEVON ENERGY                   COM              25179M103      405    5460          Sole               5460      0       0
DISNEY (WALT)                  COM              254687106     1698   47559          Sole              47559      0       0
EBAY                           COM              278642103     1212   35940          Sole              35940      0       0
EMC                            COM              268648102      203   13350          Sole              13350      0       0
EXXON MOBIL                    COM              30231G102     1730   21674          Sole              21674      0       0
FIDELITY INFO SVCS             COM              31620M106      730   14516          Sole              14516      0       0
FIDELITY NAT'L FIN'L           COM              31620R105      848   33028          Sole              33028      0       0
FIRST HORIZON NAT'L            COM              320517105      307    7800          Sole               7800      0       0
FORTUNE BRANDS                 COM              349631101     1329   16200          Sole              16200      0       0
FPL GROUP                      COM              302571104     2002   31046          Sole              31046      0       0
GENERAL ELECTRIC               COM              369604103     2094   56127          Sole              56127      0       0
GLOBAL INDUSTRIES              COM              379336100     1506   72025          Sole              72025      0       0
GOLDMAN SACHS GROUP            COM              38141G104     1822    8302          Sole               8302      0       0
HARTFORD FIN'L SVCS            COM              416515104      550    5365          Sole               5365      0       0
HOME DEPOT                     COM              437076102      604   15584          Sole              15584      0       0
INDYMAC BANCORP                COM              456607100      599   19921          Sole                  0      0   19921
INTEL                          COM              458140100      470   21410          Sole              21410      0       0
INT'L BUSINESS MACH            COM              459200101     2005   19619          Sole              19619      0       0
INVESTMENT TECH GRP            COM              46145F105    12302  313100          Sole                  0      0  313100
ITT                            COM              450911102      337    5150          Sole               5150      0       0
JEFFERIES GROUP                COM              472319102    45512 1413416          Sole                  0      0 1413416
JOHNSON & JOHNSON              COM              478160104     2148   33309          Sole              33309      0       0
JPMORGAN CHASE & CO            COM              46625H100     1656   31520          Sole              31520      0       0
LEHMAN BR HLDGS                COM              524908100     2617   34666          Sole              34666      0       0
LOCKHEED MARTIN                COM              539830109     1619   16850          Sole              16850      0       0
LOWE'S COMPANIES               COM              548661107      846   27560          Sole              27560      0       0
MCDONALD'S                     COM              580135101      438    8750          Sole               8750      0       0
MCGRAW-HILL                    COM              580645109     1460   22105          Sole              22105      0       0
MEDTRONIC                      COM              585055106     1569   29031          Sole              29031      0       0
MICROSOFT                      COM              594918104     1867   60990          Sole              60990      0       0
MORGAN STANLEY                 COM              617446448      464    5500          Sole               5500      0       0
NEWELL RUBBERMAID              COM              651229106      207    6710          Sole               6710      0       0
NOVARTIS AG ADR                COM              66987V109      653   11155          Sole              11155      0       0
PEPSICO                        COM              713448108     1087   16222          Sole              16222      0       0
PITNEY BOWES                   COM              724479100      373    7925          Sole               7925      0       0
POWERSHARES WILDERHI           COM              73935X500      332   17090          Sole              17090      0       0
PROCTER & GAMBLE               COM              742718109     1524   24438          Sole              24438      0       0
QUALCOMM                       COM              747525103     1379   31140          Sole              31140      0       0
ROYAL DUTCH SH ADR A           COM              780259206     1203   17023          Sole              17023      0       0
SATCON TECH                    COM              803893106      125  106860          Sole             106860      0       0
SCHWAB (CHARLES)               COM              808513105     1389   71646          Sole              71646      0       0
SEI INVESTMENTS                COM              784117103     1391   22978          Sole              22978      0       0
SEMPRA ENERGY                  COM              816851109     1464   23145          Sole              23145      0       0
SMITH INT'L                    COM              832110100     1500   28695          Sole              28695      0       0
SPDR TECHNOLOGY IDX            COM              81369Y803      427   17300          Sole              17300      0       0
STARBUCKS                      COM              855244109      270    8655          Sole               8655      0       0
STERICYCLE                     COM              858912108     1493   17340          Sole              17340      0       0
SYSCO                          COM              871829107     1097   33102          Sole              33102      0       0
TARGET                         COM              87612E106     1587   26914          Sole              26914      0       0
TEVA PHARM ADR                 COM              881624209     1058   26722          Sole              26722      0       0
TEXAS INSTRUMENTS              COM              882508104     1363   38825          Sole              38825      0       0
TYCO INT'L                     COM              902124106      373   11357          Sole              11357      0       0
U.S. BANCORP                   COM              902973304     1612   46728          Sole              46728      0       0
UNITED NAT FOODS               COM              911163103      219    6900          Sole               6900      0       0
UNITEDHEALTH GROUP             COM              91324P102     1327   24665          Sole              24665      0       0
VERIZON COMM                   COM              92343V104     1494   37726          Sole              37726      0       0
VODAFONE GROUP ADR             COM              92857W209     1352   46785          Sole              46785      0       0
VULCAN MATERIALS               COM              929160109     1589   13620          Sole              13620      0       0
WELLPOINT                      COM              94973V107      722    8902          Sole               8902      0       0
WELLS FARGO                    COM              949746101      680   19065          Sole              19065      0       0
WYETH                          COM              983024100      231    4135          Sole               4135      0       0
ZIMMER HLDGS                   COM              98956P102     1596   17931          Sole              17931      0       0